UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2018

This report on Form N-CSR relates solely to the Registrant’s Fidelity Real Estate High Income Fund series (the “Fund”).

Item 1.

Reports to Stockholders

Fidelity® Real Estate High Income Fund Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call (collect) 1-401-292-6402 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Real Estate High Income Fund	3.23%	4.64%	10.72%

$1,000,000 Over 10 Years

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. CMBS ex AAA Index performed over the same period.

Let's say hypothetically that $1,000,000 was invested in Fidelity® Real Estate High Income Fund on November 30, 2008.

Period Ending Values
$2,769,398	Fidelity® Real Estate High Income Fund
$2,884,734	Bloomberg Barclays U.S. CMBS ex AAA Index

Management's Discussion of Fund Performance

Market Recap:  Commercial mortgage-backed securities, as measured by the Bloomberg Barclays U.S. CMBS ex AAA Index, returned 1.49% for the 12 months ending November 30, 2018. Rising interest rates were a headwind, especially for higher-quality fixed-income securities. This period, the bellwether 10-year U.S. Treasury note yield rose from 2.42% to 3.01%, with much of that increase occurring in January 2018. Partly fueling this advance was concern that higher federal budget deficits necessitated by the combination of tax cuts and new spending programs would require more borrowing in the U.S. Treasury market, with the supply of Treasuries potentially outstripping demand. Meanwhile, the U.S. Federal Reserve implemented rate hikes of 0.25% in December 2017, as well as in March, June and September 2018. This kept upward pressure on the shorter end of the yield curve. Overall, credit fundamentals remained favorable, with low delinquency and default rates, although both of these crept higher versus the previous 12 months. Commercial property fundamentals also remained in good shape, except for mid- to lower-tier malls, where the secular migration to online shopping was a drag.

Comments from Lead Portfolio Manager Stephen Rosen:  For the fiscal year, the fund gained 3.23%, topping the benchmark Bloomberg Barclays index. Versus the benchmark, the fund benefited from underweighting securities rated A and higher, positioning that is consistent with the fund’s mandate to buy higher-yielding real estate securities. The fund’s result was further bolstered by an overweighting in BBB-rated securities, by far the best-performing credit-quality group this period. Security choices in the BB and B categories were other positives for the fund. In terms of security type, selection in CMBS was a strong point for the fund, as our holdings here – representing 76% of fund assets, on average, the past 12 months – gained about 4%. GMACC 1999-C2I K was the fund’s top contributor. Most of the loans underlying this security have paid down, and, with very little risk left in the deal, this CMBS was upgraded by Moody’s from Caa2 to B3. Another CMBS contributor from roughly the same era was GMACC 1997-C2 H. This security was priced relatively low to start the period and recovered significantly, as its risk profile improved. Conversely, performance was hampered our stake in WFRBS 2012-C10. We sold this CMBS at a loss in April, given its exposure to small and mid-sized malls in deteriorating markets.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of November 30, 2018
AAA,AA,A	5.7%
BBB	23.1%
BB	18.8%
B	17.5%
CCC,CC,C	1.9%
Not Rated	29.1%
Equities	3.1%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Where neither Moody's nor S&P ratings are available, we have used Fitch® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of November 30, 2018
CMOs and Other Mortgage Related Securities	82.2%
Asset-Backed Securities	5.2%
Nonconvertible Bonds	3.6%
Convertible Bonds, Preferred Stocks	2.8%
Common Stocks	0.3%
Bank Loan Obligations	5.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

Schedule of Investments November 30, 2018

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.6%
	Principal Amount	Value
Diversified Financial Services - 0.2%
American Homes 4 Rent 4.25% 2/15/28	$1,836,000	$1,734,120
Healthcare - 0.6%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,433,000	1,386,428
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	333,000	325,508
Omega Healthcare Investors, Inc. 4.95% 4/1/24	259,000	261,675
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	2,499,000	2,495,876

TOTAL HEALTHCARE		4,469,487

Homebuilders/Real Estate - 1.2%
DDR Corp.:
4.625% 7/15/22	240,000	244,735
4.7% 6/1/27	2,794,000	2,763,859
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,712,000	2,569,620
iStar Financial, Inc. 6% 4/1/22	2,562,000	2,527,541
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (a)	974,000	971,565

TOTAL HOMEBUILDERS/REAL ESTATE		9,077,320

Hotels - 1.6%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	3,540,000	3,385,125
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23	1,915,000	1,891,063
Times Square Hotel Trust 8.528% 8/1/26 (a)	5,382,386	6,134,781

TOTAL HOTELS		11,410,969

TOTAL NONCONVERTIBLE BONDS
(Cost $26,882,838)		26,691,896

Asset-Backed Securities - 5.2%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (a)	598,000	645,050
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	1,553,000	1,697,784
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	2,130,223	2,235,375
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (a)	3,728,000	4,005,301
Class XS, 0% 10/17/45 (a)(b)(c)(d)	2,662,891	27
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.2753% 6/26/34 (a)(b)(e)	61,458	118,143
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.8009% 3/20/50 (a)(b)(d)(e)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 4.4009% 3/20/50 (a)(b)(d)(e)	2,670,000	267
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.1993% 1/28/40 (a)(b)(d)(e)	2,556,408	256
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.9525% 7/17/34 (a)(b)(e)	772,000	777,150
Class F, 1 month U.S. LIBOR + 3.539% 5.8415% 7/17/34 (a)(b)(e)	1,122,000	1,128,957
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.6525% 7/17/37 (a)(b)(e)	2,045,000	2,034,617
Invitation Homes Trust:
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 4.5525% 12/17/36 (a)(b)(e)	1,719,000	1,731,727
Class F, 1 month U.S. LIBOR + 3.000% 5.3025% 12/17/36 (a)(b)(e)	1,452,000	1,463,229
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.8025% 3/17/37 (a)(b)(e)	2,082,000	2,094,376
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.5565% 6/17/37 (a)(b)(e)	3,682,000	3,692,335
Merit Securities Corp. Series 13 Class M1, 7.9375% 12/28/33 (b)	1,360,940	1,415,322
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.6051% 12/25/33	213,941	135,589
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.9065% 1/17/35 (a)(b)(e)	2,202,000	2,210,230
Class F, 1 month U.S. LIBOR + 3.400% 5.7065% 1/17/35 (a)(b)(e)	2,935,000	2,956,642
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3 month U.S. LIBOR + 2.650% 5.2315% 2/5/36 (a)(b)(d)(e)	2,597,764	195
Class E, 3 month U.S. LIBOR + 4.500% 7.0815% 2/5/36 (a)(b)(d)(e)	942,574	71
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 7.0815% 12/5/36 (a)(b)(d)(e)	4,644,347	348
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (a)	3,708,000	3,727,572
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	664,000	666,199
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	833,000	820,784
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (a)	2,486,000	2,533,122
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	2,142,000	2,136,154
TOTAL ASSET-BACKED SECURITIES
(Cost $46,583,107)		38,226,897

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.3614% 2/25/43 (a)(b)(d)	36,947	8,203
Class 2B5, 3.3614% 2/25/43 (a)(b)	20,978	424
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17 (d)	33,888	160
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 14.2644% 6/10/35 (a)(b)(e)	79,850	43,459

TOTAL PRIVATE SPONSOR		52,246

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.0651% 2/25/42 (a)(b)	40,227	14,403
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.2203% 1/25/42 (a)(b)	8,354	145
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 4.0016% 6/25/43 (b)(d)(f)	168,006	44,136
Class 2B5, 4.0016% 6/25/43 (b)(d)(f)	1,610	11

TOTAL U.S. GOVERNMENT AGENCY		58,695

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $206,136)		110,941

Commercial Mortgage Securities - 82.2%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 5.1335% 9/15/34 (a)(b)(e)	3,684,000	3,677,059
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (a)	1,024,000	1,089,294
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (a)(b)	2,588,000	2,414,876
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	4,416,000	3,639,000
Series 2017-BNK6 Class D, 3.1% 7/15/60 (a)	2,593,000	2,078,057
Series 2017-BNK8 Class D, 2.6% 11/15/50 (a)	3,097,000	2,356,569
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (a)	2,201,000	1,805,712
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class C, 4.5071% 9/15/48 (b)	1,521,000	1,521,501
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (a)(b)	6,580,000	6,340,795
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.7292% 8/14/36 (a)(b)	1,749,000	1,639,260
Benchmark Mortgage Trust Series 2018-B7:
Class D, 3% 11/15/51 (a)(b)	833,000	688,116
Class E, 3% 11/15/51 (a)(b)	833,000	634,094
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 2.0042% 10/25/22 (a)(b)	14,278	13,971
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.7776% 3/15/37 (a)(b)(e)	1,801,000	1,798,167
BX Trust:
floater Series 2018-IND Class H, 1 month U.S. LIBOR + 3.000% 5.3065% 11/15/35 (a)(b)(e)	1,250,000	1,247,258
Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.5565% 10/15/32 (a)(b)(e)	3,990,000	3,987,420
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (a)(b)	2,896,000	2,919,979
CD Mortgage Trust Series 2017-CD3:
Class C, 4.7137% 2/10/50 (b)	4,665,000	4,582,429
Class D, 3.25% 2/10/50 (a)	4,073,000	3,276,856
CG-CCRE Commercial Mortgage Trust Series 2014-FL1:
Class YTC1, 1 month U.S. LIBOR + 2.489% 4.7955% 6/15/31 (a)(b)(e)	1,724,184	1,702,630
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.7955% 6/15/31 (a)(b)(e)	1,724,184	1,699,659
Class YTC3, 1 month U.S. LIBOR + 2.489% 4.7955% 6/15/31 (a)(b)(e)	662,427	651,542
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (a)(b)	608,000	603,127
Class F, 3.9121% 4/10/28 (a)(b)	3,321,000	3,286,256
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (a)(b)	4,069,000	3,875,084
Series 2013-GC15 Class D, 5.3909% 9/10/46 (a)(b)	7,323,000	7,288,299
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.6565% 7/15/27 (a)(b)(e)	2,972,000	2,986,975
Series 2016-C3 Class D, 3% 11/15/49 (a)	4,412,000	3,395,035
COMM Mortgage Trust:
floater:
Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 5.4653% 8/13/27 (a)(b)(e)	2,781,000	2,807,434
Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.056% 7.3628% 9/15/33 (a)(b)(e)	1,487,000	1,399,912
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	4,373,000	3,456,800
Series 2012-CR1:
Class C, 5.4981% 5/15/45 (b)	1,715,000	1,754,850
Class D, 5.4981% 5/15/45 (a)(b)	5,826,000	5,779,590
Class G, 2.462% 5/15/45 (a)	2,322,000	1,720,964
Series 2012-CR5 Class D, 4.4642% 12/10/45 (a)(b)	1,291,000	1,252,944
Series 2012-LC4 Class D, 5.7237% 12/10/44 (a)(b)	6,592,000	5,912,240
Series 2013-CCRE6 Class E, 4.2221% 3/10/46 (a)(b)	158,000	134,122
Series 2013-CR10:
Class C, 4.9523% 8/10/46 (a)(b)	1,091,000	1,110,118
Class D, 4.9523% 8/10/46 (a)(b)	3,673,000	3,506,262
Series 2013-CR12 Class D, 5.2542% 10/10/46 (a)(b)	4,043,000	3,510,940
Series 2013-CR6 Class F, 4.2221% 3/10/46 (a)(b)	1,439,000	1,012,302
Series 2013-LC6 Class D, 4.4057% 1/10/46 (a)(b)	5,644,000	5,463,424
Series 2014-CR15 Class D, 4.8692% 2/10/47 (a)(b)	1,060,000	1,058,655
Series 2014-CR17 Class E, 4.9613% 5/10/47 (a)(b)	589,000	528,512
Series 2014-UBS2 Class D, 5.1897% 3/10/47 (a)(b)	3,454,000	3,045,271
Series 2015-3BP Class F, 3.3463% 2/10/35 (a)(b)	4,405,000	3,981,032
Series 2016-CD1 Class D, 2.9034% 8/10/49 (a)(b)	2,318,000	1,823,470
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	3,234,000	2,596,608
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (a)	1,146,000	911,048
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (a)	603,859	604,014
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.914% 11/10/49 (b)	1,680,000	1,310,642
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.9926% 8/15/45 (a)(b)	5,306,000	5,054,254
Class F, 4.25% 8/15/45 (a)	6,580,000	5,499,453
Series 2014-CR2 Class G, 4.25% 8/15/45 (a)	1,556,000	1,048,411
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (a)(b)	2,588,000	2,503,465
Series 2015-TEXW Class F, 3.977% 2/10/34 (a)(b)	1,733,000	1,686,202
Series 2015-WEST Class F, 4.2268% 2/10/37 (a)(b)	5,394,000	5,136,000
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (a)	1,573,759	1,281,197
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (a)	3,902,000	3,442,398
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (a)(b)	1,890,000	1,805,257
Series 2017-CX9 Class D, 4.2964% 9/15/50 (a)(b)	1,615,000	1,414,706
CSMC Trust Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.5565% 11/15/33 (a)(b)(e)	3,334,000	3,365,996
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (a)(b)	833,000	814,757
Class E, 5.099% 1/10/34 (a)(b)	4,264,000	4,064,084
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8844% 11/10/46 (a)(b)	7,437,000	7,629,142
Class F, 5.8844% 11/10/46 (a)(b)	7,292,000	7,321,352
Class G, 4.652% 11/10/46 (a)	7,812,000	7,085,577
Series 2011-LC3A Class D, 5.5158% 8/10/44 (a)(b)	3,425,000	3,490,894
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.9097% 1/25/43 (b)(c)	4,473,000	255,196
Series KAIV Class X2, 3.6147% 6/25/41 (b)(c)	2,316,000	188,977
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class FFX, 3.4949% 12/15/34 (a)(b)	4,845,000	4,739,944
Class GFX, 3.4949% 12/15/34 (a)(b)	10,554,000	10,292,240
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29	418,925	403,868
Series 1997-C2 Class H, 6.75% 4/15/29 (b)	4,607,729	3,720,177
Series 1999-C2I Class K, 6.481% 9/15/33	6,559,000	6,522,182
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.2503% 11/21/35 (a)(b)(e)	1,227,000	1,231,590
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3541% 12/10/43 (a)(b)	3,415,000	3,436,571
Series 2011-GC3 Class D, 5.8252% 3/10/44 (a)(b)	1,032,000	1,044,073
Series 2011-GC5:
Class D, 5.5575% 8/10/44 (a)(b)	6,673,000	6,520,675
Class E, 5.5575% 8/10/44 (a)(b)	2,432,000	2,161,697
Class F, 4.5% 8/10/44 (a)	4,308,000	2,467,368
Series 2012-GC6:
Class D, 5.8401% 1/10/45 (a)(b)	3,753,000	3,714,165
Class E, 5% 1/10/45 (a)(b)	1,517,000	1,314,912
Series 2012-GC6I Class F, 5% 1/10/45 (b)	1,508,000	1,073,307
Series 2012-GCJ7:
Class C, 5.8921% 5/10/45 (b)	4,855,000	4,950,776
Class D, 5.8921% 5/10/45 (a)(b)	8,756,500	8,191,551
Class E, 5% 5/10/45 (a)	2,893,996	1,924,941
Class F, 5% 5/10/45 (a)	7,032,000	2,153,468
Series 2012-GCJ9 Class D, 4.9048% 11/10/45 (a)(b)	4,238,000	4,134,013
Series 2013-GC12 Class D, 4.5873% 6/10/46 (a)(b)	869,000	794,621
Series 2013-GC13 Class D, 4.2179% 7/10/46 (a)(b)	5,470,000	5,053,667
Series 2013-GC16:
Class D, 5.4876% 11/10/46 (a)(b)	3,923,000	3,943,461
Class F, 3.5% 11/10/46 (a)	2,530,000	1,854,285
Series 2016-GS2:
Class C, 4.6794% 5/10/49 (b)	2,464,000	2,482,142
Class D, 2.753% 5/10/49 (a)	2,058,050	1,687,389
Series 2016-GS3 Class D, 2.62% 10/10/49 (a)	6,086,000	4,813,646
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	3,902,000	3,979,926
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (a)(b)	7,178,000	7,055,693
Class F, 4.2022% 2/10/29 (a)(b)	5,309,000	5,191,851
Series 2017-GS6 Class D, 3.243% 5/10/50 (a)	3,676,000	3,003,030
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (a)(b)	5,550,000	4,937,750
Series 2016-SFP Class F, 6.1552% 11/5/35 (a)	4,195,000	4,213,322
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.4565% 6/15/34 (a)(b)(e)	1,886,000	1,882,450
Class FFL, 1 month U.S. LIBOR + 2.850% 5.1565% 6/15/34 (a)(b)(e)	774,000	772,786
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	2,083,000	2,052,314
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.5525% 7/17/37 (a)(b)(e)	2,582,000	2,575,543
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	604,000	517,553
Series 2014-C26 Class D, 4.0651% 1/15/48 (a)(b)	2,329,000	2,048,089
Series 2015-C32 Class C, 4.817% 11/15/48 (b)	3,481,000	3,428,949
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5943% 12/15/49 (a)(b)	2,418,000	2,032,683
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.2218% 12/15/49 (a)(b)	3,867,000	3,119,575
Series 2017-C7 Class D, 3% 10/15/50 (a)	1,813,000	1,420,569
Series 2018-C8 Class D, 3.4037% 6/15/51 (a)(b)	1,171,000	943,857
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6578% 1/12/37 (a)(b)	332,195	339,269
Series 2012-CBX:
Class D, 5.1909% 6/15/45 (a)(b)	3,373,000	3,321,054
Class E, 5.1909% 6/15/45 (a)(b)	3,178,000	2,898,770
Class F, 4% 6/15/45 (a)	3,743,000	2,897,956
Class G 4% 6/15/45 (a)	4,129,000	2,167,386
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (b)	1,012,000	1,019,326
Series 2005-LDP2 Class F, 5.01% 7/15/42 (b)	451,867	457,146
Series 2011-C3:
Class E, 5.849% 2/15/46 (a)(b)	3,008,000	2,951,003
Class G, 4.409% 2/15/46 (a)(b)	1,082,000	894,067
Class H, 4.409% 2/15/46 (a)(b)	2,622,000	1,981,835
Series 2011-C4:
Class E, 5.7202% 7/15/46 (a)(b)	5,131,000	5,248,976
Class F, 3.873% 7/15/46 (a)	494,000	480,192
Class H, 3.873% 7/15/46 (a)	2,683,000	2,460,335
Class NR, 3.873% 7/15/46 (a)	1,322,500	942,497
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (b)	167,000	162,106
Class D, 4.3077% 4/15/46 (b)	3,661,000	3,078,228
Class E, 3.25% 4/15/46 (a)(b)	104,000	73,898
Class F, 3.25% 4/15/46 (a)(b)	5,894,000	3,577,347
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (a)(b)	3,213,000	2,474,010
Class E, 3.9314% 6/10/27 (a)(b)	3,476,000	2,363,680
Series 2015-UES Class F, 3.7417% 9/5/32 (a)(b)	2,499,000	2,433,444
Series 2018-AON Class F, 4.767% 7/5/31 (a)	2,150,000	2,105,103
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (a)	49,061	47,613
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (a)(b)	4,262,000	4,085,075
Liberty Street Trust Series 2016-225L Class E, 4.8035% 2/10/36 (a)(b)	2,063,000	1,963,861
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.2007% 1/20/41 (a)(b)	1,023,000	1,019,259
Class E, 5.2007% 1/20/41 (a)(b)	1,593,000	1,474,925
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (a)(b)	1,183,257	1,166,542
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7802% 5/12/39 (b)	970,893	975,699
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	1,606,096
Series 2012-C5 Class E, 4.842% 8/15/45 (a)(b)	889,000	874,302
Series 2012-C6 Class D, 4.6104% 11/15/45 (a)(b)	3,633,000	3,612,903
Series 2013-C12 Class D, 4.9199% 10/15/46 (a)(b)	3,996,000	3,850,370
Series 2013-C13:
Class D, 5.0728% 11/15/46 (a)(b)	5,150,000	5,124,039
Class E, 5.0728% 11/15/46 (a)(b)	1,666,000	1,481,270
Series 2013-C7:
Class D, 4.3703% 2/15/46 (a)(b)	4,791,000	4,331,754
Class E, 4.3703% 2/15/46 (a)(b)	1,316,000	1,042,629
Series 2013-C8 Class D, 4.1939% 12/15/48 (a)(b)	1,883,000	1,697,878
Series 2013-C9:
Class C, 4.176% 5/15/46 (b)	3,152,000	3,128,414
Class D, 4.264% 5/15/46 (a)(b)	4,440,000	4,127,006
Series 2016-C30 Class D, 3% 9/15/49 (a)	1,565,000	1,271,819
Series 2016-C31 Class D, 3% 11/15/49 (a)(b)	2,453,000	1,880,933
Series 2016-C32 Class D, 3.396% 12/15/49 (a)	3,084,000	2,517,182
Series 2017-C33 Class D, 3.356% 5/15/50 (a)	2,932,000	2,369,647
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.6007% 3/15/45 (a)(b)	2,092,000	1,816,988
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)	188,214	161,236
Series 2011-C1 Class D, 5.5992% 9/15/47 (a)(b)	4,000,000	4,124,346
Series 2011-C2:
Class D, 5.6675% 6/15/44 (a)(b)	6,083,000	6,027,010
Class E, 5.6675% 6/15/44 (a)(b)	4,081,000	3,879,459
Class F, 5.6675% 6/15/44 (a)(b)	3,015,000	2,572,323
Series 2011-C3:
Class D, 5.3257% 7/15/49 (a)(b)	8,074,000	8,235,930
Class E, 5.3257% 7/15/49 (a)(b)	2,610,000	2,593,148
Class F, 5.3257% 7/15/49 (a)(b)	984,000	949,101
Class G, 5.3257% 7/15/49 (a)(b)	3,523,000	3,108,084
Series 2012-C4 Class D, 5.6007% 3/15/45 (a)(b)	1,624,000	1,540,263
Series 2014-150E Class F, 4.4382% 9/9/32 (a)(b)	2,416,000	2,306,632
Series 2015-MS1 Class D, 4.1649% 5/15/48 (a)(b)	4,300,000	3,809,177
Series 2015-UBS8 Class D, 3.18% 12/15/48 (a)	2,839,000	2,377,413
Series 2016-BNK2 Class C, 3% 11/15/49 (a)	4,506,000	3,639,779
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.9065% 11/15/34 (a)(b)(e)	916,000	914,258
Series 2018-MP Class E, 4.4185% 7/11/40 (a)	2,499,000	2,247,725
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8627% 7/15/33 (a)(b)	471,190	494,353
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 9.233% 8/15/19 (a)(b)(e)	1,435,597	1,449,279
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.5565% 8/15/34 (a)(b)(e)	10,768,137	10,788,319
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (a)	6,236,450	6,181,582
Class E, 6.8087% 11/15/34 (a)	1,727,200	1,644,921
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (a)(b)	1,014,000	916,311
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (a)	510,272	514,734
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 5.03% 6/15/35 (a)(b)(e)	262,000	263,278
Class WAN2, 1 month U.S. LIBOR + 3.750% 6.03% 6/15/35 (a)(b)(e)	222,000	220,843
Series 2018-285M Class F, 3.9167% 11/15/32 (a)(b)	909,000	849,163
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 4.5565% 11/15/34 (a)(b)(e)	638,000	638,841
Class F, 1 month U.S. LIBOR + 3.000% 5.3065% 11/15/34 (a)(b)(e)	96,000	96,186
Class G, 1 month U.S. LIBOR + 4.000% 6.3065% 11/15/34 (a)(b)(e)	572,000	569,027
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	2,077,757	2,423,501
RETL floater Series 2018-RVP:
Class E, 1 month U.S. LIBOR + 4.500% 6.8065% 3/15/33 (a)(b)(e)	1,358,339	1,356,605
Class F, 1 month U.S. LIBOR + 6.000% 8.3065% 3/15/33 (a)(b)(e)	1,398,724	1,396,943
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 5.5565% 11/15/27 (a)(b)(e)	2,062,000	2,009,095
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4812% 8/15/39 (b)	141,638	141,829
Series 2007-C4 Class F, 5.4812% 8/15/39 (b)	4,452,000	4,130,856
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.0025% 2/15/35 (a)(b)(e)	934,000	938,920
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7286% 5/10/45 (a)(b)	4,574,000	4,497,840
Class E, 5% 5/10/45 (a)(b)	1,911,000	1,683,357
Class F, 5% 5/10/45 (a)(b)	2,484,000	1,798,978
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (a)(b)	1,291,000	1,158,678
Series 2012-WRM Class C, 4.3793% 6/10/30 (a)(b)	890,000	867,984
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6614% 11/15/43 (a)(b)(c)	21,422,306	217,693
Series 2012-LC5:
Class D, 4.9217% 10/15/45 (a)(b)	6,116,000	6,001,562
Class E, 4.9217% 10/15/45 (a)(b)	1,051,000	1,019,548
Series 2013-LC12 Class C, 4.4222% 7/15/46 (b)	2,697,000	2,627,218
Series 2015-NXS4 Class E, 3.7522% 12/15/48 (a)(b)	2,047,000	1,655,298
Series 2016-BNK1 Class D, 3% 8/15/49 (a)	1,526,000	1,236,773
Series 2016-C35 Class D, 3.142% 7/15/48 (a)	5,461,000	4,359,474
Series 2016-NXS6 Class D, 3.059% 11/15/49 (a)	4,250,000	3,402,864
Series 2017-C38 Class D, 3% 7/15/50 (a)(b)	4,605,000	3,627,918
Series 2017-RB1 Class D, 3.401% 3/15/50 (a)	1,824,000	1,497,332
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44	1,252,600	754,623
Series 2011-C3:
Class D, 5.8551% 3/15/44 (a)(b)	3,318,000	2,923,831
Class E, 5% 3/15/44 (a)	1,258,000	640,766
Class F, 5% 3/15/44 (a)	2,421,350	600,536
Series 2011-C4:
Class D, 5.3973% 6/15/44 (a)(b)	1,616,000	1,579,197
Class E, 5.3973% 6/15/44 (a)(b)	1,274,000	1,220,353
Series 2011-C5:
Class D, 5.8614% 11/15/44 (a)(b)	2,978,000	3,025,287
Class E, 5.8614% 11/15/44 (a)(b)	3,706,655	3,670,078
Class F, 5.25% 11/15/44 (a)(b)	3,820,000	3,353,719
Class G, 5.25% 11/15/44 (a)(b)	1,255,150	1,048,629
Series 2012-C6 Class D, 5.7686% 4/15/45 (a)(b)	2,707,000	2,706,714
Series 2012-C7:
Class C, 4.9762% 6/15/45 (b)	3,160,000	3,165,819
Class E, 4.9762% 6/15/45 (a)(b)	3,644,000	2,927,042
Class F, 4.5% 6/15/45 (a)	1,470,000	937,737
Class G, 4.5% 6/15/45 (a)	4,218,750	1,347,043
Series 2012-C8:
Class D, 5.0559% 8/15/45 (a)(b)	833,000	804,614
Class E, 5.0559% 8/15/45 (a)(b)	1,167,000	1,133,440
Series 2013-C11:
Class D, 4.4078% 3/15/45 (a)(b)	1,865,000	1,781,198
Class E, 4.4078% 3/15/45 (a)(b)	4,999,000	4,390,792
Series 2013-C13 Class D, 4.2706% 5/15/45 (a)(b)	1,499,000	1,399,966
Series 2013-C16 Class D, 5.2058% 9/15/46 (a)(b)	668,000	621,805
Series 2013-UBS1 Class D, 4.8476% 3/15/46 (a)(b)	2,638,000	2,422,523
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 6.0268% 11/15/29 (a)(b)(e)	3,647,559	3,640,859
Class G, 1 month U.S. LIBOR + 3.020% 5.3265% 11/15/29 (a)(b)(e)	1,556,238	1,538,985
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/36 (a)(b)	5,095,000	4,325,119
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (a)(b)	1,638,000	1,288,614
Class PR2, 3.6332% 6/5/35 (a)(b)	4,354,000	3,170,905
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $607,379,366)		602,147,174
	Shares	Value

Common Stocks - 0.3%
Homebuilders/Real Estate - 0.3%
Spirit Realty Capital, Inc.
(Cost $2,056,422)	251,700	1,867,614

Preferred Stocks - 2.8%
Convertible Preferred Stocks - 0.5%
Homebuilders/Real Estate - 0.5%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	53,300	1,802,542
RLJ Lodging Trust Series A, 1.95%	70,550	1,792,323
		3,594,865
Nonconvertible Preferred Stocks - 2.3%
Diversified Financial Services - 0.6%
Annaly Capital Management, Inc. Series C, 7.625%	23,350	587,953
MFA Financial, Inc. Series B, 7.50%	80,525	2,005,612
Two Harbors Investment Corp. 7.50%	67,075	1,605,776
		4,199,341
Homebuilders/Real Estate - 1.7%
American Homes 4 Rent Series D, 6.50%	86,125	2,002,406
Cedar Realty Trust, Inc.:
Series B, 7.25%	4,508	104,450
Series C, 6.50%	79,625	1,580,668
DDR Corp. Series K, 6.25%	75,512	1,665,040
National Storage Affiliates Trust Series A, 6.00%	37,975	883,678
Public Storage Series F, 5.15%	122,800	2,659,848
Rexford Industrial Realty, Inc. Series B, 5.875%	91,475	2,090,204
Spirit Realty Capital, Inc. Series A, 6.00%	17,968	395,476
Taubman Centers, Inc. Series J, 6.50%	55,202	1,339,311
		12,721,081

TOTAL NONCONVERTIBLE PREFERRED STOCKS		16,920,422

TOTAL PREFERRED STOCKS
(Cost $21,709,173)		20,515,287
	Principal Amount	Value

Bank Loan Obligations - 5.1%
Air Transportation - 0.3%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9446% 10/18/20 (b)(e)	2,120,000	2,093,500
Diversified Financial Services - 0.9%
Extell Boston 5.154% 8/31/21 (b)(d)	3,464,616	3,464,616
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(d)	3,212,000	3,358,146

TOTAL DIVERSIFIED FINANCIAL SERVICES		6,822,762

Food & Drug Retail - 0.5%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.381% 12/21/22 (b)(e)	3,465,945	3,407,994
Homebuilders/Real Estate - 2.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.3446% 3/24/25 (b)(e)	2,884,248	2,887,854
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.85% 3/24/24 (b)(e)	3,200,121	3,147,319
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 8/21/25 (b)(e)	1,666,000	1,639,444
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 4.0055% 2/6/22 (b)(e)	4,165,000	4,081,700
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.059% 6/28/23 (b)(e)	3,257,200	3,228,700
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 2/8/25 (b)(e)	95,138	92,521

TOTAL HOMEBUILDERS/REAL ESTATE		15,077,538

Hotels - 1.1%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 8/30/23 (b)(e)	1,677,390	1,656,423
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.0651% 10/25/23 (b)(e)	3,502,619	3,466,122
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.09% 4/27/24 (b)(e)	942,111	908,939
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 5/11/24 (b)(e)	2,190,801	2,169,813

TOTAL HOTELS		8,201,297

Services - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 2/27/25 (b)(e)	29,912	29,301
Telecommunications - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.35% 4/11/25 (b)(e)	1,661,000	1,641,018
TOTAL BANK LOAN OBLIGATIONS
(Cost $37,524,979)		37,273,410

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (a)(d)	3,000,000	170,703
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, (a)(d)	2,582,175	258
TOTAL HOMEBUILDERS/REAL ESTATE
(Cost $5,790,279)		170,961
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 2.27%(g)
(Cost $2,413,823)	2,413,340	2,413,823
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $750,546,123)		729,418,003
NET OTHER ASSETS (LIABILITIES) - 0.5%		3,573,738
NET ASSETS - 100%		$732,991,741

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $598,679,490 or 81.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,147 or 0.0% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 4.0016% 6/25/43	9/29/03	$68,226
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 4.0016% 6/25/43	9/29/03	$220

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$886,262
Total	$886,262

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$4,199,341	$4,199,341	$--	$--
Real Estate	18,183,560	14,588,695	3,594,865	--
Corporate Bonds	26,691,896	--	26,691,896	--
Asset-Backed Securities	38,226,897	--	38,225,658	1,239
Collateralized Mortgage Obligations	110,941	--	58,431	52,510
Commercial Mortgage Securities	602,147,174	--	602,147,174	--
Bank Loan Obligations	37,273,410	--	30,450,648	6,822,762
Preferred Securities	170,961	--	--	170,961
Money Market Funds	2,413,823	2,413,823	--	--
Total Investments in Securities:	$729,418,003	$21,201,859	$701,168,672	$7,047,472

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$10,367,500
Net Realized Gain (Loss) on Investment Securities	10,440
Net Unrealized Gain (Loss) on Investment Securities	(33,426)
Cost of Purchases	3,393,574
Proceeds of Sales	(6,590,516)
Amortization/Accretion	(28,264)
Transfers into Level 3	4,540,954
Transfers out of Level 3	(4,837,500)
Ending Balance	$6,822,762
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2018	$(20,448)
Other Investments in Securities
Beginning Balance	$4,682,403
Net Realized Gain (Loss) on Investment Securities	(2,031,539)
Net Unrealized Gain (Loss) on Investment Securities	2,136,425
Cost of Purchases	536,710
Proceeds of Sales	(510,499)
Amortization/Accretion	(535,266)
Transfers into Level 3	-
Transfers out of Level 3	(4,053,524)
Ending Balance	$224,710
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2018	$1,036,991

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period and proceeds of sales includes securities delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $748,132,300)	$727,004,180
Fidelity Central Funds (cost $2,413,823)	2,413,823
Total Investment in Securities (cost $750,546,123)		$729,418,003
Receivable for investments sold		1,457,156
Dividends receivable		11,128
Interest receivable		3,296,107
Distributions receivable from Fidelity Central Funds		28,536
Prepaid expenses		1,805
Other receivables		74
Total assets		734,212,809
Liabilities
Distributions payable	$482,098
Accrued management fee	524,686
Other affiliated payables	43,216
Other payables and accrued expenses	171,068
Total liabilities		1,221,068
Net Assets		$732,991,741
Net Assets consist of:
Paid in capital		$769,960,516
Total distributable earnings (loss)		(36,968,775)
Net Assets, for 86,856,804 shares outstanding		$732,991,741
Net Asset Value, offering price and redemption price per share ($732,991,741 ÷ 86,856,804 shares)		$8.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2018
Investment Income
Dividends		$2,623,112
Interest		57,173,723
Income from Fidelity Central Funds		886,262
Total income		60,683,097
Expenses
Management fee	$7,503,797
Transfer agent fees	159,560
Accounting fees and expenses	444,999
Custodian fees and expenses	19,926
Independent trustees' fees and expenses	5,543
Audit	343,702
Legal	1,686
Miscellaneous	7,725
Total expenses before reductions	8,486,938
Expense reductions	(9,093)
Total expenses after reductions		8,477,845
Net investment income (loss)		52,205,252
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,476,751)
Redemptions in-kind with affiliated entities	916,170
Fidelity Central Funds	(1,321)
Foreign currency transactions	42,994
Total net realized gain (loss)		(1,518,908)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(16,722,326)
Fidelity Central Funds	1,156
Assets and liabilities in foreign currencies	108
Total change in net unrealized appreciation (depreciation)		(16,721,062)
Net gain (loss)		(18,239,970)
Net increase (decrease) in net assets resulting from operations		$33,965,282

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2018	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,205,252	$54,247,515
Net realized gain (loss)	(1,518,908)	(531,104)
Change in net unrealized appreciation (depreciation)	(16,721,062)	7,597,758
Net increase (decrease) in net assets resulting from operations	33,965,282	61,314,169
Distributions to shareholders	(53,762,837)	–
Distributions to shareholders from net investment income	–	(50,959,518)
Total distributions	(53,762,837)	(50,959,518)
Share transactions
Proceeds from sales of shares	356,936,471	78,799,000
Reinvestment of distributions	49,618,853	48,189,200
Cost of shares redeemed	(756,871,686)	(67,468,713)
Net increase (decrease) in net assets resulting from share transactions	(350,316,362)	59,519,487
Total increase (decrease) in net assets	(370,113,917)	69,874,138
Net Assets
Beginning of period	1,103,105,658	1,033,231,520
End of period	$732,991,741	$1,103,105,658
Other Information
Undistributed net investment income end of period		$2,745,679
Shares
Sold	42,169,778	9,157,768
Issued in reinvestment of distributions	5,851,171	5,595,916
Redeemed	(89,472,668)	(7,835,017)
Net increase (decrease)	(41,451,719)	6,918,667

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate High Income Fund

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.60	$8.51	$8.80	$8.99	$8.77
Income from Investment Operations
Net investment income (loss)A	.417	.433	.451	.539	.560
Net realized and unrealized gain (loss)	(.148)	.064	(.343)	(.190)	.205
Total from investment operations	.269	.497	.108	.349	.765
Distributions from net investment income	(.429)	(.407)	(.398)	(.462)	(.495)
Distributions from net realized gain	–	–	–	(.050)	(.050)
Tax return of capital	–	–	–	(.027)	–
Total distributions	(.429)	(.407)	(.398)	(.539)	(.545)
Net asset value, end of period	$8.44	$8.60	$8.51	$8.80	$8.99
Total ReturnB	3.23%	5.94%	1.26%	3.96%	8.98%
Ratios to Average Net AssetsC,D
Expenses before reductions	.80%	.80%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.80%	.80%	.80%	.80%	.81%
Expenses net of all reductions	.80%	.80%	.80%	.80%	.81%
Net investment income (loss)	4.91%	5.03%	5.23%	6.05%	6.31%
Supplemental Data
Net assets, end of period (000 omitted)	$732,992	$1,103,106	$1,033,232	$1,052,173	$953,814
Portfolio turnover rateE	13%F	18%	19%	20%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2018

1. Organization.

Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in-kind, certain conversion ratio adjustments, capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,419,930
Gross unrealized depreciation	(42,199,769)
Net unrealized appreciation (depreciation)	$(20,779,839)
Tax Cost	$750,197,842

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,795,190
Capital loss carryforward	$(17,984,125)
Net unrealized appreciation (depreciation) on securities and other investments	$(20,779,839)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(10,705,214)
No expiration
Short-term	$(2,367,065)
Long-term	(4,911,846)
Total no expiration	$(7,278,911)
Total capital loss carryforward	$(17,984,125)

Due to large redemptions and subscriptions in the period, approximately $22,625,878 of the Fund's realized capital losses and approximately $19,222,227 of the Fund's unrealized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $17,968,928 of those capital losses per year to offset capital gains and at least $4,656,949 of those capital losses will expire unused and is not included in the table above.

The tax character of distributions paid was as follows:

	November 30, 2018	November 30, 2017
Ordinary Income	$53,762,837	$ 50,959,518

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $132,470,190 and $262,256,064, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .02% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annual rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $29 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 17,894,579 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $151,030,249. The net realized gain of $916,170 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,971 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $917 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,728.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $6,448.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 30% of the total outstanding shares of the Fund.

9. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Real Estate High Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Real Estate High Income Fund (one of the funds constituting Fidelity Advisor Series I, referred to hereafter as the "Fund") as of November 30, 2018, the related statement of operations for the year ended November 30, 2018, the statement of changes in net assets for each of the two years in the period ended November 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2018 and the financial highlights for each of the five years in the period ended November 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 24, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 281 funds. Mr. Wiley oversees 192 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-401-292-6402.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Actual	.80%	$1,000.00	$1,023.70	$4.06
Hypothetical-C		$1,000.00	$1,021.06	$4.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.36% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $44,987,603 of distributions paid during the period January 1, 2018 to November 30, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Real Estate High Income Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

REHI-ANN-0119
1.734092.119

Item 2.

Code of Ethics

As of the end of the period, November 30, 2018, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Real Estate High Income Fund (the “Fund”):

Services Billed by PwC

November 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Real Estate High Income Fund	$295,000	$23,000	$5,700	$11,400

November 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Real Estate High Income Fund	$293,000	$26,300	$8,500	$12,600

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2018A	November 30, 2017A
Audit-Related Fees	$7,745,000	$9,220,000
Tax Fees	$20,000	$150,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2018A	November 30, 2017A
PwC	$10,980,000	$11,720,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019